LOAN RECEIVABLE	6 Months Ended
Jun. 30, 2026
LOAN RECEIVABLE
LOAN RECEIVABLE

6.LOAN RECEIVABLE

	June 30,	December 31,
	2026	2025
	(unaudited)
Loan receivable	$12,536,382	$—

On June 8, 2026, the Company entered into a loan agreement with a third party, pursuant to which the Company lent $12,395,169 to the third party for a loan term of six months, bearing a per annum interest rate of 6%. The principal and interest are payable on maturity date. The Company made the loan on June 26, 2026. As of June 30, 2026, the Company recorded loan receivable of $12,536,382 due from the third party.